Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments Held by the Company

As of December 31, 2019, 2020 and 2021, financial instruments held by the Company are comprised of the following:

	December 31, 2019		December 31, 2020		December 31, 2021
Financial assets
Cash and cash equivalents	Ps.	7,500,193	Ps.	14,444,549	Ps.	13,332,877
Trade accounts receivables		1,479,410		1,266,005		1,720,475
Derivative financial instruments		4,686		-		89,711
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	12,000,000	Ps.	17,000,000	Ps.	22,500,000
Current and long-term bank loans		4,437,043		7,355,166		5,360,908
Accounts payable (1)		1,215,264		1,172,044		3,321,865
Financial liabilities at Fair Value
Derivative financial instruments		265,979		750,704		71,387
Liabilities for assets in lease		37,192		26,193		58,966

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

The following tables presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2019, 2020 and 2021.

Balance of the trade account receivables as of December 31, 2019	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,258,569	Ps.	-	No
1 to 30 days past due	5.97%		133,533		7,978	No
31 to 60 days past due	13.69%		91,640		12,546	No
61 to 90 days past due	47.48%		30,832		14,640	No
More than 90 days past due	100%		2,693		2,693	Yes
Legal	100%		13,165		13,165	Yes
		Ps.	1,530,432	Ps.	51,022

Balance of the trade account receivables as of December 31, 2020	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,192,643	Ps.	-	No
1 to 30 days past due	8.31%		55,461		4,611	No
31 to 60 days past due	19.14%		25,223		4,827	No
61 to 90 days past due	86.54%		15,736		13,619	No
More than 90 days past due	100%		109,759		109,759	Yes
Legal	100%		14,136		14,136	Yes
		Ps.	1,412,958	Ps.	146,952

Balance of the trade account receivables as of December 31, 2021	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,577,211	Ps.	-	No
1 to 30 days past due	9.69%		107,521		10,417	No
31 to 60 days past due	26.83%		27,605		7,407	No
61 to 90 days past due	49.38%		51,288		25,325	No
More than 90 days past due	100%		44,125		44,125	Yes
Legal	100%		69,128		69,128	Yes
		Ps.	1,876,878	Ps.	156,403

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2019, 2020 and 2021:

	December 31, 2019
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps	1,500,000
Long-term debt securities (variable rate)			—		2,200,000		—		8,300,000		—		10,500,000
Fixed rate loans			—		—		—		—		215,718		215,718
Variable rate bank loans			—		—		124,379		4,096,946		—		4,221,325
Fixed rate interest	7.92%		2,551		7,425		129,976		538,534		305,422		983,908
Variable rate interest	6.55%		77,908		190,603		526,134		1,278,134		—		2,072,779
Trade accounts payable and other payables	N/A		190,230		670,124		—		—		—		860,354
AMP	N/A		—		—		355,361		—		—		355,361
Liabilities for assets in lease	N/A		1,060		2,226		9,291		24,615		—		37,192
		Ps.	271,749	Ps.	3,070,378	Ps.	1,145,141	Ps.	14,238,229	Ps.	2,021,140	Ps.	20,746,637

	December 31, 2020
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	3,598,000	Ps	5,098,000
Long-term debt securities (variable rate)			—		—		1,500,000		10,402,000		—		11,902,000
Fixed rate loans			—		—		—		1,000,000		228,350		1,228,350
Variable rate bank loans			—		—		4,969,791		1,157,025		—		6,126,816
Fixed rate interest	7.92%		2,700		7,770		131,334		503,128		223,856		868,788
Variable rate interest	6.55%		64,453		180,141		773,412		2,224,948		444,197		3,687,151
Cash flow hedges	7.46%		29,485		50,189		150,566		462,043				692,283
Trade accounts payable and other payables	N/A		247,757		767,284		—		—		—		1,015,041
AMP	N/A		—		—		157,003		—		—		157,003
'Liabilities for assets in lease	N/A		904		1,896		7,918		15,475		—		26,193
		Ps.	345,299	Ps.	1,007,280	Ps.	7,690,024	Ps.	17,264,619	Ps.	4,494,403	Ps.	30,801,625

	December 31, 2021
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	6,598,000	Ps	8,098,000
Long-term debt securities (variable rate)			—		1,500,000		2,300,000		10,602,000		—		14,402,000
Fixed rate loans			—		—		—		3,931,449		235,616		4,167,065
Variable rate bank loans			—		—		164,668		1,029,175		—		1,193,843
Fixed rate interest	7.79%		9,481		78,411		664,137		2,634,561		715,416		4,102,006
Variable rate interest	5.42%		69,817		218,273		513,579		1,287,587		—		2,089,256
Cash flow hedges	7.46%		9,839		39,357		72,018		107,977		—		229,191
Trade accounts payable and other payables	N/A		712,093		2,215,564		—		—		—		2,927,657
AMP	N/A		—		—		394,208		—		—		394,208
'Liabilities for assets in lease	N/A		2,036		4,268		17,825		34,837		—		58,966
		Ps.	803,266	Ps.	4,055,873	Ps.	4,126,435	Ps.	21,127,586	Ps.	7,549,032	Ps.	37,662,192

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2021		Peso amounts at exchange rate of Ps. 20.5835 on December 31, 2021		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	229,819	Ps.	4,730,488	Ps.	4,300,444	Ps.	5,203,537
Trade accounts receivable	19,686		405,199		368,363		445,719
	249,505		5,135,687		4,668,807		5,649,256
Financial liabilities:
Accounts payable	(43,124)		(887,652)		(806,957)		(976,418)
Bank loans	(260,447)		(5,360,908)		(4,873,553)		(5,896,999)
	(303,571)	Ps.	(6,248,560)	Ps.	(5,680,510)	Ps.	(6,873,417)
Net liability position	(54,066)	Ps.	(1,112,873)	Ps.	(1,011,703)	Ps.	(1,224,161)

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2021 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2019, 2020 and 2021 would have been as follows:

	2019		2020		2021
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(84,251)	Ps.	(111,492)	Ps.	(150,135)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	84,251	Ps.	111,492	Ps.	150,135

Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2019, 2020 and 2021 is as follows:

	2019		2020		2021
Fixed-rate instruments

Financial liabilities	Ps.	(1,500,000)	Ps.	(6,326,350)	Ps.	(12,265,065)
Effect of interest rate swaps		(6,800,000)		(9,800,000)		(9,800,000)
	Ps.	(8,300,000)	Ps.	(16,126,350)	Ps.	(22,065,065)

Variable-rate instruments
Financial liabilities		(14,937,043)		(18,028,816)		(15,595,843)
Effect of interest rate swaps		6,800,000		9,800,000		9,800,000
	Ps.	(8,137,043)	Ps.	(8,228,816)	Ps.	(5,795,843)

Summary of Items Designated as Hedged Items

As of December 31, 2019, 2020 and 2021, the amounts at the reporting date relating to items designated as hedged items were as follows:

	2019		2020		2021
Interest rate risk	Variable-rate instruments
Change in value used for calculating hedge ineffectiveness	Ps.	(247,981)	Ps.	(661,653)	Ps.	(51,285)
Cash Flow hedge reserve		(247,981)		(471,107)		29,658

Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2019, 2020 and 2021, were as follows:

	2019		2020		2021
Interest rate risk	Interest rate swaps
Nominal amount	Ps.	5,300,000	Ps.	8,300,000	Ps.	8,300,000
Carrying amount		(247,981)		(676,188)		29,658
Line item in the statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	Ps.	(247,981)	Ps.	(413,672)	Ps.	(727,474)
'Line item in profit or loss affected by the reclassification	Finance costs
Amount reclassified from costs of hedging reserve to profit or loss	Ps.	(1,045)	Ps.	(13,490)	Ps.	(12,095)

Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2019, 2020 and 2021:

	2019		2020		2021
Cash flow hedges		Hedge Reserve		Hedge Reserve		Hedge Reserve
Balance on January 1	Ps.	—	Ps.	(172,094)	Ps.	(471,107)
Changes in fair value		(247,981)		(413,672)		727,474
Amount reclassified to profit or loss		(1,045)		(13,490)		(12,095)
Changes in deferred tax asset		76,931		128,149		(214,614)
Balance at December 31	Ps.	(172,094)	Ps.	(471,107)	Ps.	29,658

Summary of Decrease in Interbank Interest Rates (Basis Points)	The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments. The Company estimates that an increase in the reference rates would have similar exposures but opposite.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(17,547)	Ps.	(63,300)	Ps.	(154,806)
Total effect on fair value		Ps.	(17,547)	Ps.	(63,300)	Ps.	(154,806)

Summary of Ratio of the Shareholders' Equity to Total Liabilities

The following is the ratio of stockholders’ equity to total liabilities of the Company at the end of the reporting period:

	2019		2020		2021
Shareholders’ equity –controlling interest	Ps.	19,628,172	Ps.	21,792,811	Ps.	19,288,380
Total liabilities		20,908,361		28,508,390		34,894,485
Ratio of total Shareholders’ equity – controlling interest to liabilities		0.9		0.8		0.6